BUSINESS COMBINATION AND GOODWILL	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATION AND GOODWILL

NOTE 19 – BUSINESS COMBINATION AND GOODWILL

The Company accounted for business combination using the acquisition method of accounting under ASC Topic 805. The total purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities and noncontrolling interests based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill.

The determination of fair values involves the use of significant judgments and estimates. The judgments used to determine the estimated fair value assigned to assets acquired and liabilities assumed, the intangible assets useful lives and noncontrolling interests, as well as the expected future cash flows and related discount rate, can materially impact the Company’s consolidated financial statements. Significant inputs and assumptions used for the model included the amount and timing of expected future cash flows and discount rate. The Company utilized the assistance of third-party valuation appraisers to determine the fair values as of the date of acquisition for business combinations incurred during the years ended December 31, 2022 and 2021.

Business combination of the construction painting franchise business from ETP Inc.

On October 20, 2023, SYLA Co completed the acquisition of the construction painting franchise business from ETP Inc. (“ETP Construction Painting Franchise Business”). The Company aimed to enhance its real estate related business services through this acquisition. The cash purchase consideration was JPY5,800.

The purchase price was allocated on the acquisition date of ETP Construction Painting Franchise Business as follows:

Accounts receivable	9,252
Accounts payable	(2,926)
Other net liabilities	(3,601)
Goodwill	3,075
Total purchase consideration – ETP Construction Painting Franchise Business	5,800

Pro forma results of operations for the business combination of ETP Construction Painting Franchise Business have not been presented because they are not material to the consolidated statements of operations and comprehensive income for the years ended December 31, 2023, 2022 and 2021.

Business combination of SYLA Solar

On February 28, 2022, SYLA Tech completed the acquisition of 100% equity interest of SYLA Solar and its subsidiaries. The Company aimed to enter the field of solar power generation market, electricity wholesale and retail market and other renewable energy trading market through this acquisition. The cash purchase consideration was JPY610,000.

The purchase price was allocated on the acquisition date of SYLA Solar and its subsidiaries as follows:

Property, plant, and equipment, net	422,757
Solar power systems, net	365,419
Favorable contracts	247,527
Deferred income tax liabilities, net	(154,246)
Other net liabilities	(578,266)
Goodwill	306,809
Total purchase consideration – SYLA Solar	610,000

Pro forma results of operations for the business combination of SYLA Solar have not been presented because they are not material to the consolidated statements of operations and comprehensive income for the years ended December 31, 2022 and 2021.

Business combination of SYLA Brain

On December 31, 2021, SYLA Tech completed the acquisition of 67% equity interest of SYLA Brain. The Company aimed to enter the field of artificial intelligence in relation to real estate market and cryptocurrency mining market through this acquisition. The purchase consideration was JPY469,001, consisted of JPY210,000 cash and JPY259,001 equivalent to 5,389 SYLA Tech’s shares issued to SYLA Brain’s original owners fair valued at the acquisition date. The Company withdrew from the mining machine business in December 2022 and disposed of the business in January 2023. See Note 21.

The purchase price was allocated on the acquisition date of SYLA Brain as follows:

Inventories (including real estate inventories and mining machine inventories)	116,248
Technologies	235,609
Deferred income tax liabilities, net	(81,014)
Other net liabilities	(27,956)
Goodwill	425,943
Noncontrolling interests	(199,829)
Total purchase consideration – SYLA Brain	469,001

Pro forma results of operations for the business combination of SYLA Brain have not been presented because they are not material to the consolidated statements of operations and comprehensive income for the year ended December 31, 2021.

Step acquisition of SYLA Biotech

On April 27, 2022, SYLA Tech and Makoto Ariki, a 5% shareholder of SYLA Brain, co-established SYLA Biotech. SYLA Tech and Makoto Ariki each owned 50% equity interest of SYLA Biotech until September 13, 2022. On September 14, 2022, SYLA Tech completed the subscription of 599 shares of SYLA Biotech, at a price of JPY10,000 per share for a total consideration of JPY5,990 in cash. SYLA Tech’s ownership of SYLA Biotech thereby increased to 60%, and SYLA Biotech became a subsidiary of the SYLA Tech. The transaction was accounted for as a step acquisition whereby the Company remeasured to fair value its previously held equity investment in SYLA Biotech and included such in the determination of the purchase price.

The purchase price was allocated on the acquisition date of SYLA Biotech as follows:

Accounts receivables	8,852
Accounts payable	(13,543)
Other net assets	9,699
Goodwill	2,995
Noncontrolling interests	(2,003)
Subtotal	6,000
Less: fair value of previously held equity method investment	(10)
Total purchase consideration – SYLA Biotech	5,990

Pro forma results of operations for the business combination of SYLA Biotech have not been presented because they are not material to the consolidated statements of operations and comprehensive income for the years ended December 31, 2022 and 2021.

The results of operations, financial position and cash flows of ETP Construction Painting Franchise Business, SYLA Solar and its subsidiaries, SYLA Brain and SYLA Biotech have been included in the Company’s consolidated financial statements since the date of acquisition.

The Company’s policy is to perform its annual impairment testing on goodwill for its reporting unit on December 31, of each fiscal year or more frequently if events or changes in circumstances indicate that an impairment may exist. The Company did not recognize any impairment loss on goodwill during the years ended December 31, 2023, 2022 and 2021.